Non-cash transactions	12 Months Ended
Dec. 31, 2022
Non Cash Transactions [Abstract]
Non-cash transactions
35.
Non-cash
transactions
In 2022, the Group engaged in
non-cash
investing or financing activities that are not reflected in the consolidated statement of cash flow. These activities included the execution of new leasing contracts for equipment (note 9), as well as the issuance of a TCHF 4,200 share payment in October 2022 following the completion of a milestone related to the APR acquisition (note 18).
In 2021, the Group’s significant
non-cash
investing or financing activities included the recording of the SSF commitment fee as a financial liability (note 19), the payment of USD 14 million for the
ACER-001
license in March 2021 which was partly settled by offsetting a loan of USD 4 million previously granted to Acer in January 2021 (note 4.1), and the partial financing of the APR acquisition through a payment in shares in June 2021, as well as the complete financing of the AdVita acquisition through a payment in shares in July 2021 (note 7).